EQUITY (Details Narrative) - USD ($)			1 Months Ended											6 Months Ended
	Feb. 01, 2025	Jan. 01, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, no par value														$ 0
Ordinary shares, shares authorized														5,000,000,000		5,000,000,000
Preferred shares, shares authorized														10,000,000		10,000,000
Preferred shares, no par value														$ 0		$ 0
Proceeds from issuance of common stock															$ 2,344,560
Debt conversion price									$ 4.818	$ 4.596	$ 6.258	$ 6.249
Unrecognized compensation expense related to non-vested share options														0		$ 0
Administrative expense														$ 2,731,665	$ 4,700,561
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					120,000		87,000	86,000		266,667		16,667
Shares issued price per share					$ 2.5700		$ 3.66	$ 3.38		$ 6.0		$ 8.16			$ 3.38
Proceeds from issuance of common stock					$ 308,400		$ 318,420	$ 290,680		$ 1,600,000		$ 136,000
Skyladder Group Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares for the acquisition			7,882,921
Stock Issued During Period, Value, Acquisitions			$ 7,252,000
Convertible Promissory Note One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Partial principal and accrued interest amount													$ 50,000
Debt conversion price					$ 2.5066								$ 7.398
Convertible Promissory Note Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Partial principal and accrued interest amount					$ 125,000								$ 100,000
Debt conversion price					$ 2.4602								$ 7.299
Convertible Promissory Note Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Partial principal and accrued interest amount					$ 75,000								$ 125,000
Debt conversion price					$ 2.4244								$ 6.483
Convertible Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Partial principal and accrued interest amount	$ 125,000			$ 136,000		$ 100,000	$ 100,000		$ 108,500	$ 100,000	$ 100,000
Number of shares converted	20,003			56,930	121,637	33,905	32,042		22,520	21,758	15,980		39,741
Debt conversion price	$ 6.249			$ 2.3898		$ 2.9494	$ 3.1209		$ 4.818	$ 4.596	$ 6.258
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		40,000
Proceeds from issuance of common stock		$ 317,880
Investor [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share		$ 7.947
Directors Executive Offcers Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issued for services							266,666
Stock issued during period value issued for services							$ 1,355,000
Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option granted														0	0
Stock options exercised														0	0
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant issued to consultants
Administrative expense
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized														50,000,000		50,000,000
Ordinary shares, no par value														$ 0		$ 0
Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized														100,000,000		5,060,000,000